Cover Page	Jan. 05, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 05, 2021
Entity Registrant Name	Hannon Armstrong Sustainable Infrastructure Capital, Inc.
Entity Central Index Key	0001561894
Amendment Flag	true
Amendment Description	On January 5, 2021, Hannon Armstrong Sustainable Infrastructure Capital, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Form 8-K”) to report that the Company has made a series of capital contributions to two partnerships with subsidiaries of ENGIE S.A. (“ENGIE”), the largest independent power producer and energy efficiency services provider in the world. This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend and restate the original Form 8-K in its entirety, and to supplement the original Form 8-K to include the financial statements and pro forma information required by Item 9.01.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35877
Entity Tax Identification Number	46-1347456
Entity Address, Address Line One	1906 Towne Centre Blvd
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	410
Local Phone Number	571-9860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false